Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Private Placement	Common Class A	Common Class B	Ordinary shares Common Class A	Ordinary shares Common Class A Restricted Stock Units (RSUs)	Ordinary shares Common Class A Private Placement	Ordinary shares Common Class B	Treasury Stock [Member]	Additional paid-in capital	Additional paid-in capital Restricted Stock Units (RSUs)	Additional paid-in capital Private Placement	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2020					338,835,056			76,179,938
Beginning balance at Dec. 31, 2020	$ 656,463				$ 33			$ 8		$ 818,428			$ 1,941	$ (163,947)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs	78										$ 78
Vesting of restricted shares and RSUs (in shares)						384,585
Share-based compensation expense (Note 19)	25,645									25,645
Issuance of Class A ordinary shares (in shares)							20,000,000
Issuance of Class A ordinary shares		$ 249,950					$ 2					$ 249,948
Net (loss) income	(72,355)													(72,355)
Foreign currency translation adjustments	1,307												1,307
Settlement of VPP (Note 19)	3,512									3,512
Unrealized gain on debt securities	$ (99)												(99)
Exercise of options (in shares)	14,235,844				14,235,844
Exercise of options	$ 1,760				$ 2					1,758
Ending balance (in shares) at Dec. 31, 2021					373,455,485			76,179,938
Ending balance at Dec. 31, 2021	866,261				$ 37			$ 8		1,099,369			3,149	(236,302)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs	901				$ 1					900
Vesting of restricted shares and RSUs (in shares)						2,330,328
Share-based compensation expense (Note 19)	27,851									27,851
Net (loss) income	(120,380)													(120,380)
Foreign currency translation adjustments	(9,857)												(9,857)
Settlement of VPP (Note 19)	5,727									5,727
Share repurchase (Note 18) (in shares)									(35,839,004)
Share repurchase (Note 18)	(41,815)								$ (41,815)
Unrealized gain on debt securities	$ (1,286)												(1,286)
Exercise of options (in shares)	10,511,776				10,511,776
Exercise of options	$ 858				$ 1					857
Ending balance (in shares) at Dec. 31, 2022	426,638,523		350,458,585	76,179,938	386,297,589			76,179,938	(35,839,004)
Ending balance at Dec. 31, 2022	$ 728,260				$ 39			$ 8	$ (41,815)	1,134,704			(7,994)	(356,682)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs	152								$ 9,415	(9,263)
Vesting of restricted shares and RSUs (in shares)						3,048,212			5,469,616
Share-based compensation expense (Note 19)	21,901									21,901
Net (loss) income	(87,219)													(87,219)
Foreign currency translation adjustments	(3,418)												(3,418)
Settlement of VPP (Note 19)	3,791									3,791
Share repurchase (Note 18) (in shares)									(77,984,836)
Share repurchase (Note 18)	(62,441)								$ (62,441)
Unrealized gain on debt securities	$ 1,385												1,385
Exercise of options (in shares)	5,200,688				1,978,416				9,658,772
Exercise of options	$ 2,338								$ 15,125	(12,787)
Ending balance (in shares) at Dec. 31, 2023	368,808,703		292,628,765	76,179,938	391,324,217			76,179,938	(98,695,452)
Ending balance at Dec. 31, 2023	$ 604,749				$ 39			$ 8	$ (79,716)	$ 1,138,346			$ (10,027)	$ (443,901)